Consolidated Statement of Comprehensive Income - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018 [1]
Statement of comprehensive income [abstract]
Net profit	€ 3,209	€ 3,229
Items that will not be reclassified to profit or loss, net of tax:
Gains/(losses) on equity instruments measured at fair value through other comprehensive income	16	(4)
Remeasurements of defined benefit pension plans	267	142
Items that may be reclassified subsequently to profit or loss, net of tax:
Gains/(losses) on cash flow hedges	83	36
Currency retranslation gains/(losses)	64	(755)
Total comprehensive income	3,639	2,648
Attributable to:
Non-controlling interests	216	185
Shareholders' equity	€ 3,423	€ 2,463

[1]	Restated following adoption of IFRS 16. Refer note 1 and note 9.